Loan Receivable (Details)	2 Months Ended	6 Months Ended
	Apr. 30, 2026 USD ($) loan	Apr. 30, 2026 USD ($)	Oct. 31, 2025 USD ($)
Loan Receivable [Line Items]
Fixed annual rate		3.60%
Recognized an allowance for credit losses	$ 857	$ 857
Changsha Liandai Commercial Management Co., Ltd. [Member]
Loan Receivable [Line Items]
Number of loans extended | loan	3
Aggregate principal amount	$ 195,000	$ 195,000
Fixed annual rate		3.60%
Maturity of loan receivable		2 years